CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2020	2021
	RMB’000	RMB’000
Cash at bank and on hand	1,485,232	1,499,462

Schedule of cash and cash equivalents denominated by currency

	2020	2021
	RMB’000	RMB’000
RMB	1,458,200	1,476,340
HKD	27,003	23,122
USD	29	—

	1,485,232	1,499,462